Hedging - Derivatives Not Designated as Hedging Instruments (Details) (30-day euro forward contracts, settlement period - October 2013, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Cost of sales
Derivative [Line Items]
(Gains) losses on 30 day euro forward contracts	$ (3,288)	$ (1,781)	$ (3,024)	$ (1,021)
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates	$ 5,384	$ 4,129	$ 332	$ (3,281)
Not designated as hedging instruments
Derivative [Line Items]
Term of contract			30 days